Stock-Based Compensation - Summary of Stock Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of Shares
Number of Shares, Outstanding - beginning balance	101,494
Number of Shares, Granted	1,438,386
Number of Shares, Exercised	0
Number of Shares, Forfeited or expired	0
Number of Shares, Outstanding - ending balance	1,539,880
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding - beginning balance (in usd per share)	$ 3.97
Weighted Average Exercise Price Per Share, Granted (in usd per share)	$ 18.00
Weighted Average Exercise Price Per Share, Outstanding - ending balance (in usd per share)	$ 17.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Outstanding - ending balance	9 years 3 months
Aggregate Intrinsic Value, Outstanding - ending balance	$ 1,275
Number of Shares, Exercisable	50,747
Weighted Average Exercise Price Per Share, Exercisable (in usd per share)	$ 3.97
Weighted Average Remaining Contractual Life, Exercisable	8 years 2 months
Aggregate Intrinsic Value, Exercisable	$ 637